Shareholder Fees - UBS U.S. Allocation Fund	Dec. 22, 2025 USD ($)
Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Exchange Fee	$ 0
Class P
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Exchange Fee	$ 0

[1]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.